Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FIREFLY ROBOTICS, INC.
Entity Central Index Key	0001660851
Entity Primary SIC Number	3523
Entity Tax Identification Number	27-1718121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1130 South 3800 West
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84104
City Area Code	(801)
Local Phone Number	683-5128
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1130 South 3800 West
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84104
City Area Code	(801)
Local Phone Number	698-7301
Contact Personnel Name	Lindsay C. Jones